Financial Instruments - Liquidity Risk (Details) - Liquidity risk $ in Millions	Dec. 31, 2025 MXN ($)
Disclosure of detailed information about hedges [line items]
Notes and bonds	$ 137,519
Loans from Banks	10,147
Derivative financial liabilities	(1,774)
2027
Disclosure of detailed information about hedges [line items]
Notes and bonds	13,473
Loans from Banks	7,201
Derivative financial liabilities	(988)
2028
Disclosure of detailed information about hedges [line items]
Notes and bonds	9,324
Loans from Banks	2,428
Derivative financial liabilities	(1,073)
2029
Disclosure of detailed information about hedges [line items]
Notes and bonds	16,141
Loans from Banks	319
Derivative financial liabilities	238
2030
Disclosure of detailed information about hedges [line items]
Notes and bonds	5,494
Loans from Banks	162
Derivative financial liabilities	358
2030
Disclosure of detailed information about hedges [line items]
Notes and bonds	18,576
Loans from Banks	37
Derivative financial liabilities	955
2031 and thereafter
Disclosure of detailed information about hedges [line items]
Notes and bonds	74,511
Loans from Banks	0
Derivative financial liabilities	$ (1,264)